Dividends	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Dividends

14	DIVIDENDS

	2021	2020	2019
	RMB	RMB	RMB
Interim dividends attributable to owners of the Company for 2021 (a)	23,866	—	—
Proposed final dividends attributable to owners of the Company for 2021 (b)	17,610	—	—
Interim dividends attributable to owners of the Company for 2020 (c)	—	16,000	—
Final dividends attributable to owners of the Company for 2020 (d)	—	16,000	—
Interim dividends attributable to owners of the Company for 2019 (e)	—	—	14,212
Final dividends attributable to owners of the Company for 2019 (f)	—	—	12,081

	41,476	32,000	26,293

(a)
Interim dividends attributable to owners of the Company in respect of 2021 of RMB 0.13040 yuan

(inclusive of applicable tax)
per share
,
amounting to a total of RMB 23,866. The dividends were paid on September 17, 2021 (A shares) and October 29, 2021 (H shares).

(b)
At the 14
th
meeting of the 8
th
Board, the Board of Directors proposed final dividends attributable to owners of the Company in respect of 2021 of RMB 0.09622 yuan
(in
clusive of applicable tax)

p
er share
amounting to a total of RMB 17,610. These consolidated financial statements do not reflect this dividend payable as the final dividends were proposed after the reporting period and will be accounted for in equity as an appropriation of retained earnings during the year ended December 31, 2022 when approved at the forthcoming 2021 Annual General Meeting.

(c)
Interim dividends attributable to owners of the Company in respect of 2020 of RMB 0.08742 yuan

(inclusive of applicable tax)
per share amounting to a total of RMB 16,000. The dividends were paid on September 22, 2020 (A shares) and November 13, 2020 (H shares).

(d)
Final dividends attributable to owners of the Company in respect of 2020 of RMB 0.08742 yuan

(inclusive of applicable tax)
per share, amounting to a total of RMB 16,000. The dividends approved at the 2020 Annual General Meeting held on 10 June, 2021, and were paid on June 29, 2021 (A shares) and July 30, 2021 (H shares).

(e)
Interim dividends attributable to owners of the Company in respect of 2019 of RMB 0.07765 yuan

(inclusive of applicable tax)
per share amounting to a total of RMB 14,212. The dividends were paid on September 24, 2019 (A shares) and November 1, 2019 (H shares).

(f)
Final dividends attributable to owners of the Company in respect of 2019 of RMB 0.06601 yuan
(inclusive of applicable tax)

per share amounting to a total of RMB 12,081 and were paid on June 30, 2020 (A shares) and July 31, 2020 (H shares).